SHAREHOLDERS' EQUITY (Schedule of Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 1,292	$ 1,523
Unrecognized compensation costs relating to stock option awards outstanding	2,509	2,566
Total intrinsic value of exercised options	194	24
Total intrinsic value of fully vested options		366
General and Administration [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	538	644
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	505	597
Sales and Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 249	$ 282